SCHEDULE I - Parent Company Information - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Mar. 30, 2017	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014	Dec. 26, 2013
Current assets:
Total current assets	$ 359,885	$ 336,215	$ 305,190
Long-term assets:
Total long-term assets	508,469	494,951	443,698
Total assets	868,354	831,166	748,888
Current liabilities:
Total current liabilities	293,215	243,714	196,574
Total liabilities	722,245	696,883	436,523
Commitments and contingencies
Capital stock:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; 0 shares issued and outstanding at March 30, 2017 and December 29, 2016	0	0	0
Additional paid-in capital	118,250	117,270	264,288
Accumulated other comprehensive income (loss), net	(106)	176	(100)
Retained earnings	27,882	16,754	48,094
Total stockholders' equity	146,109	134,283	312,365	$ 282,236	$ 264,132
Total liabilities and stockholders' equity	868,354	831,166	748,888
Class A Common Stock
Capital stock:
Common Stock	77	77	77
Class B Common Stock
Capital stock:
Common Stock	0	0	0
Class C Common Stock
Capital stock:
Common Stock	$ 6	6	6
Parent Company [Member]
Current assets:
Accounts receivable from subsidiaries		0	0
Total current assets		0	0
Long-term assets:
Investments in subsidiaries		134,283	312,365
Total long-term assets		134,283	312,365
Total assets		134,283	312,365
Current liabilities:
Notes payable		0	0
Accrued interest payable		0	0
Total current liabilities		0	0
Total liabilities		0	0
Capital stock:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; 0 shares issued and outstanding at March 30, 2017 and December 29, 2016		0	0
Additional paid-in capital		117,270	264,288
Accumulated other comprehensive income (loss), net		176	(100)
Retained earnings		16,754	48,094
Total stockholders' equity		134,283	312,365
Total liabilities and stockholders' equity		134,283	312,365
Parent Company [Member] | Class A Common Stock
Capital stock:
Common Stock		77	77
Parent Company [Member] | Class B Common Stock
Capital stock:
Common Stock		0	0
Parent Company [Member] | Class C Common Stock
Capital stock:
Common Stock		$ 6	$ 6